Gratuity and other post-employment benefit plans (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense
a)
Statement of profit or loss and OCI

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Net employees benefit expense recognised in employee cost
Current service cost	31	44	52	1
Interest cost on benefit obligation	7	10	12	0
Net benefit expense*	38	54	64	1
* This amount is inclusive of amount capitalised in different projects.
Net (expense) / income recognised in OCI	(8)	9	3	0

Summary of defined benefit plan liability recognized in statement of financial position	b) Statement of financial position

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Defined benefit liability
Present value of unfunded obligation	189	231	3
Net liability	189	231	3

Summary of change in present value of defined benefit obligation

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	108	150	189	2
Current service cost	31	44	52	1
Interest cost	7	10	12	0
Benefits paid	(6)	(5)	(20)	(0)
Liabilities assumed / (settled)	—	1	(0)	(0)
Remeasurements during the year due to:
- Experience adjustments	7	6	6	0
- Change in financial assumptions	—	1	(10)	(0)
- Change in demographic assumptions	—	(16)	2	0
Liabilities net of planned assets assumed under business combination	3	9	—	—
Assets extinguished on curtailments / settlements	—	(11)	—	—
Closing defined benefit obligation	150	189	231	3

Summary of principal assumptions used in defined benefit plan	c) Principal assumptions used in determining gratuity obligations

	For the year ended March 31,
	2021	2022	2023
Discount rate	6.85%	6.80%	7.40%
Salary escalation	10.00%	10.00%	10.00%

Summary of sensitivity analysis for significant actuarial assumptions

The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

	Change in	Impact on provision for gratuity as at March 31,
Particulars	assumptions	2022	2023	2023
		(INR)	(INR)	(USD)
Discount rate	+ 0.5%	184	223	3
	- 0.5%	197	240	3
Salary escalation	+ 0.5%	195	238	3
	- 0.5%	185	225	3

The sensitivity analysis above has been determined based on a method that extrapolates the impact on defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the year.

Summary of maturity analysis of defined benefit payments
d)
Projected plan cash flow

The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

Maturity profile

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Within next 12 months	20	24	0
From 2nd to 5th year	90	100	1
From 6th to 9th year	76	94	1
From 10th year and beyond	147	241	3

The weighted average duration to the payment of these cash flows is 7.92 years (March 31, 2022: 7.15 years and March 31, 2021: 13 years).

Defined Contribution Plan [Member]
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense

Defined contribution plan

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	108	150	210	3